SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2015	180,000,000	89,182,001	892
Balance as of December 31, 2015	180,000,000	89,182,001	892
Equity incentive plan issuance		137,665	1
Common Shares Issued in Follow-on Offering		12,650,000	127
Balance as of December 31, 2016	180,000,000	101,969,666	1,020
Common Shares Issued in Follow-on Offering		40,000,000	400
Balance as of December 31, 2017	180,000,000	141,969,666	1,420